Financial Instruments - Sensitivity Analysis Related to Interest Rate Risk (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Pre-tax profit (loss) for the year	¥ 562	$ 81	¥ 607